Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Redeemable Convertible Preferred Stock	Preferred Stock	Common Stock	Related Party Promissory Note	Additional Paid-in Capital	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 5,466,925		$ 76		$ 2,065,542	$ (11,784,387)	$ (9,718,769)
Balance (in Shares) at Dec. 31, 2022	13,661,416		758,967
Cash contribution from stockholder					8,711,966		8,711,966
Assumption of promissory notes and related accrued interest by stockholder					5,426,120		5,426,120
Stock-based compensation					5,428		5,428
Reimbursement of equity issuance cost to stockholder					(5,802)		(5,802)
Net loss						(9,941,284)	(9,941,284)
Balance at Dec. 31, 2023	$ 5,466,925		$ 76		16,203,254	(21,725,671)	(5,522,341)
Balance (in Shares) at Dec. 31, 2023	13,661,416		758,967
Stock-based compensation					20,422		20,422
Stock-based compensation (in Shares)
Net loss						(151,677)	(151,677)
Balance at Mar. 31, 2024	$ 5,466,925		$ 76		16,223,676	(21,877,348)	(5,653,596)
Balance (in Shares) at Mar. 31, 2024	13,661,416		758,967
Balance at Dec. 31, 2023	$ 5,466,925		$ 76		16,203,254	(21,725,671)	(5,522,341)
Balance (in Shares) at Dec. 31, 2023	13,661,416		758,967
Cash contribution from stockholder					7,450,000		7,450,000
Distribution of SAFE instruments upon conversion of capital contribution					(4,312,496)		(4,312,496)
Issuance of note receivable to stockholder and related accrued interest				(4,065,096)			(4,065,096)
Stock-based compensation					472,263		472,263
Issuance of common stock, net of issuance cost			$ 824		28,706,815		28,707,639
Issuance of common stock, net of issuance cost (in Shares)			8,241,375
Issuance of common stock upon conversion of convertible preferred shares	$ (5,466,925)		$ 1,366		5,465,559		5,466,925
Issuance of common stock upon conversion of convertible preferred shares (in Shares)	(13,661,416)		13,661,416
Issuance of common stock upon conversion of SAFE instruments			$ 316		12,645,508		12,645,824
Issuance of common stock upon conversion of SAFE instruments (in Shares)			3,161,456
Issuance of shares of common stock of the continuing company to Venetian shareholders			$ 138		(138)
Issuance of shares of common stock of the continuing company to Venetian shareholders (in Shares)			1,375,000
Net loss						(17,087,453)	(17,087,453)
Balance at Dec. 31, 2024			$ 2,720	(4,065,096)	66,630,765	(38,813,124)	23,755,265
Balance (in Shares) at Dec. 31, 2024			27,198,214
Stock-based compensation					611,502		611,502
Issuance of common stock, net of issuance cost			$ 2,000		18,492,000		18,494,000
Issuance of common stock, net of issuance cost (in Shares)			5,000,000
Interest receivable on promissory note issued to stockholder				(59,178)			(59,178)
Net loss						(6,202,164)	(6,202,164)
Balance at Mar. 31, 2025			$ 4,720	$ (4,124,274)	$ 85,734,267	$ (45,015,288)	$ 36,599,425
Balance (in Shares) at Mar. 31, 2025			32,198,214